LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,327	$ 1,454	$ 2,058
Pension		38	39	26
Share based payments		149	931	1,601
Auditor's remuneration
Audit fees		1,161	1,082	861
Tax fees		76	175	407
Depreciation	[1]	1,299	675	830
Amortisation		1,385	1,190	945
Net foreign exchange differences		$ 494	$ 376	$ 336

[1]	In 2025, US$249,000 was capitalised to research and development projects (2024: US$204,000) (2023: US$Nil).